OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER NON-FINANCIAL LIABILITIES
OTHER NON-FINANCIAL LIABILITIES

20  – OTHER NON-FINANCIAL LIABILITIES

Other current and non-current non-financial liabilities at each reporting period end are detailed as follows:

	Current			Non-current
Description	12.31.2024	12.31.2023		12.31.2024	12.31.2023
	ThCh$	ThCh$		ThCh$	ThCh$
Dividends payable	140,474,025	32,081,207		—	—
Other	1,629,557	10,291,953	(1)	2,252,985	2,506,795
Total	142,103,582	42,373,160		2,252,985	2,506,795
(1)	Corresponds to prepayment from Coca-Cola de Chile S.A. for a marketing co-participation plan for the penetration of market equipment, which will be developed in the short term.